Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

August 15, 2016
Re:      Allianz Life Insurance Company of North America
Initial Filing on Form S-1
Registration Statement No. 333-
Dear Ms. Skeens:
Enclosed for filing please find an initial Registration Statement on Form S-1 (the "Initial Registration Statement"), which is filed pursuant to the Securities Act of 1933 ("1933 Act"). The purpose of the Initial Registration Statement is to register an updated version of an existing index-linked variable annuity (Index Advantage, File No. 333-210666), for purchasers who are working with a registered investment adviser.
For the convenience of the staff in reviewing the Initial Registration Statement, a redline copy of the prospectus showing changes from the current version of the Index Advantage variable annuity is being sent via email to the Office of Insurance Products of the Division of Investment Management.
The prospectus for the product and a statement of additional information have also been filed on Form N-4 to register the variable, separate account component of the product.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments do not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not use this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address and phone number included above.

Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg
            Stewart D. Gregg